Exhibit 99.1

Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	August 2018
Distribution Date	09/17/18
Transaction Month	44
30/360 Days	30
Actual/360 Days	33

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	December 26, 2014
Closing Date:	January 21, 2015

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,300,588,453.92	71,733	3.22%	56.95
Original Adj. Pool Balance:		$1,260,113,012.83

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$238,000,000.00	18.299%	0.24000%		January 15, 2016
Class A-2 Notes	Fixed	$400,000,000.00	30.755%	0.68000%		October 16, 2017
Class A-3 Notes	Fixed	$400,000,000.00	30.755%	1.05000%		April 15, 2019
Class A-4 Notes	Fixed	$128,230,000.00	9.859%	1.37000%		July 15, 2020
Class B Notes	Fixed	$22,680,000.00	1.744%	1.78000%		July 15, 2020
Class C Notes	Fixed	$34,020,000.00	2.616%	1.98000%		July 15, 2020
Class D Notes	Fixed	$27,720,000.00	2.131%	2.73000%		June 15, 2021
Total Securities		$1,250,650,000.00	96.160%

Overcollateralization		$9,463,012.83	0.728%
YSOA		$40,475,441.09	3.112%
Total Original Pool Balance		$1,300,588,453.92	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$35,215,379.88	0.2746267	$23,008,082.35	0.1794282	$12,207,297.53
Class B Notes	$22,680,000.00	1.0000000	$22,680,000.00	1.0000000	$-
Class C Notes	$34,020,000.00	1.0000000	$34,020,000.00	1.0000000	$-
Class D Notes	$27,720,000.00	1.0000000	$27,720,000.00	1.0000000	$-
Total Securities	$119,635,379.88	0.0956586	$107,428,082.35	0.0858978	$12,207,297.53

Weighted Avg. Coupon (WAC)	3.23%		3.26%
Weighted Avg. Remaining Maturity (WARM)	18.05		17.29
Pool Receivables Balance	$141,257,009.98		$128,733,490.43
Remaining Number of Receivables	28,070		26,830

Adjusted Pool Balance	$138,537,075.08		$126,329,777.55

III. COLLECTIONS

Principal:
Principal Collections	$12,328,316.48
Repurchased Contract Proceeds Related to Principal
Recoveries/Liquidation Proceeds	$264,478.44
Total Principal Collections	$12,592,794.92

Interest:
Interest Collections	$392,383.37
Late Fees & Other Charges	$39,629.65
Interest on Repurchase Principal	$-
Total Interest Collections	$432,013.02

Collection Account Interest	$17,505.91
Reserve Account Interest	$4,833.34
Servicer Advances	$-

Total Collections	$13,047,147.19

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Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	August 2018
Distribution Date	09/17/18
Transaction Month	44
30/360 Days	30
Actual/360 Days	33

IV. DISTRIBUTIONS

Total Collections	$13,047,147.19
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$13,047,147.19

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$117,714.17	$-	$117,714.17	$117,714.17
	Collection Account Interest					$17,505.91
	Late Fees & Other Charges					$39,629.65
Total due to Servicer						$174,849.73

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2 Notes		$-		$-
	Class A-3 Notes		$-		$-
	Class A-4 Notes		$40,204.23		$40,204.23

	Total Class A interest:		$40,204.23		$40,204.23	$40,204.23

3.	First Priority Principal Distribution:		$-		$-	$-

4.	Class B Noteholders Interest:		$33,642.00		$33,642.00	$33,642.00

5.	Second Priority Principal Distribution:		$-		$-	$-

6.	Class C Noteholders Interest:		$56,133.00		$56,133.00	$56,133.00

7.	Third Priority Principal Distribution:		$-		$-	$-

8.	Class D Noteholders Interest:		$63,063.00		$63,063.00	$63,063.00

	Available Funds Remaining:					$12,679,255.23

9.	Regular Principal Distribution Amount:					$12,207,297.53

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2 Notes				$-
	Class A-3 Notes				$-
	Class A-4 Notes				$12,207,297.53
	Class A Notes Total:		$12,207,297.53		$12,207,297.53
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Class D Notes Total:		$-		$-
	Total Noteholders Principal		$12,207,297.53		$12,207,297.53

10.	Required Deposit to Reserve Account					0.00

11.	Trustee Expenses					0.00

12.	Remaining Available Collections Released to Certificateholder					471,957.70

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$2,719,934.90
Beginning Period Amount	$2,719,934.90
Current Period Amortization	$316,222.02
Ending Period Required Amount	$2,403,712.88
Ending Period Amount	$2,403,712.88
Next Distribution Date Required Amount	$2,111,182.81

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Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	August 2018
Distribution Date	09/17/18
Transaction Month	44
30/360 Days	30
Actual/360 Days	33

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,150,282.53
Beginning Period Amount	$3,150,282.53
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,150,282.53
Ending Period Amount	$3,150,282.53

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$18,901,695.19	$18,901,695.19	$18,901,695.19
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	13.64%	14.96%	14.96%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.31%	26,377	97.14%	$125,057,281.70
30 - 60 Days	1.29%	347	2.16%	$2,776,250.61
61 - 90 Days	0.32%	87	0.58%	$750,905.10
91-120 Days	0.07%	19	0.12%	$149,053.02
121 + Days	0.00%	0	0.00%	$-
Total		26,830		$128,733,490.43

Delinquent Receivables 30+ Days Past Due
Current Period	1.69%	453	2.86%	$3,676,208.73
1st Preceding Collection Period	1.61%	452	2.73%	$3,853,539.46
2nd Preceding Collection Period	1.41%	413	2.32%	$3,576,199.88
3rd Preceding Collection Period	1.44%	442	2.38%	$4,015,836.09
Four-Month Average	1.54%		2.57%

Repossession in Current Period		16		$131,348.40
Repossession Inventory		54		$88,693.39

Current Charge-Offs
Gross Principal of Charge-Offs				$195,203.07
Recoveries				$(264,478.44)
Net Loss				$(69,275.37)

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				-0.59%

Average Pool Balance for Current Period				$134,995,250.21

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				-0.62%
1st Preceding Collection Period				0.37%
2nd Preceding Collection Period				-0.03%
3rd Preceding Collection Period				-0.71%
Four-Month Average				-0.24%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		22	2,588	$35,199,571.52
Recoveries		31	2,389	$(20,327,831.46)
Net Loss				$14,871,740.06
Cumulative Net Loss as a % of Initial Pool Balance				1.14%

Net Loss for Receivables that have experienced a Net Loss *		5	1,943	$14,979,730.96
Average Net Loss for Receivables that have experienced a Net Loss				$7,709.59

Principal Balance of Extensions				$644,296.90
Number of Extensions				75

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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